Document and Entity Information	Dec. 14, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001740332
Document Type	8-K
Document Period End Date	Dec. 14, 2020
Entity Registrant Name	RESIDEO TECHNOLOGIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38635
Entity Tax Identification Number	82-5318796
Entity Address, Address Line One	901 East 6th Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78702
City Area Code	(763)
Local Phone Number	954-5204
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	REZI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false